Debt - Schedule of Company's Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total long-term debt	$ 3,168	$ 3,285
Less due within one year	106	201
Total long term non current debt	3,062	3,084
Three Point Six Two Five Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	747	746
Four Point One Five Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	645	644
One Point Nine Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	615	627
One Point Five Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	670	683
Three Point One Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	327	311
Bank Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	105	153
Government Loans [Member]
Debt Instrument [Line Items]
Total long-term debt	48	109
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 11	$ 12